Share capital - Narrative (Details) $ in Millions		2 Months Ended	12 Months Ended
	Jan. 15, 2025 CAD ($) shares	Mar. 07, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) vote shares	Dec. 31, 2023 CAD ($) shares	Feb. 01, 2025 shares	Nov. 07, 2024	Nov. 02, 2023
Disclosure of classes of share capital [line items]
Shares redeemed, value | $			$ 235	$ 223
Shares issued from treasury, discount, percentage			2.00%
Issue of common shares | $			$ 0	18
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital | $			$ 3,533	$ 3,667
Special circumstance vote per share | vote			1
Share conversion ratio			1
Number of shares issued (in shares)			141,604,079
Number of shares outstanding (in shares)			141,604,079
First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)			5,346,488	8,124,533
Stated capital | $			$ 134	$ 203
Shares redeemed, value | $			92	140
Reduction of issued capital | $			42	63
Series R
Disclosure of classes of share capital [line items]
Stated capital | $			$ 190	194
Dividend rate reset term			5 years
Number of shares issued (in shares)			7,610,500
Number of shares outstanding (in shares)			7,610,500
Series T
Disclosure of classes of share capital [line items]
Stated capital | $			$ 129	132
Dividend rate reset term			5 years
Number of shares issued (in shares)			5,175,533
Number of shares outstanding (in shares)			5,175,533
Series Z
Disclosure of classes of share capital [line items]
Stated capital | $			$ 66	68
Dividend rate reset term			5 years
Number of shares issued (in shares)			2,658,031
Number of shares outstanding (in shares)			2,658,031
Series AA
Disclosure of classes of share capital [line items]
Stated capital | $			$ 285	293
Dividend rate reset term			5 years
Number of shares issued (in shares)			11,171,231
Number of shares outstanding (in shares)			11,171,231
Series AC
Disclosure of classes of share capital [line items]
Stated capital | $			$ 161	165
Dividend rate reset term			5 years
Number of shares issued (in shares)			6,312,874
Number of shares outstanding (in shares)			6,312,874
Series AF
Disclosure of classes of share capital [line items]
Stated capital | $			$ 221	227
Dividend rate reset term			5 years
Share conversion ratio			1
Number of shares issued (in shares)			8,820,587
Number of shares outstanding (in shares)			8,820,587
Series AG
Disclosure of classes of share capital [line items]
Stated capital | $			$ 208	211
Dividend rate reset term			5 years
Number of shares issued (in shares)			8,316,930
Number of shares outstanding (in shares)			8,316,930
Series AI
Disclosure of classes of share capital [line items]
Stated capital | $			$ 224	231
Dividend rate reset term			5 years
Number of shares issued (in shares)			8,972,840
Number of shares outstanding (in shares)			8,972,840
Series AK
Disclosure of classes of share capital [line items]
Stated capital | $			$ 535	558
Dividend rate reset term			5 years
Number of shares issued (in shares)			21,391,312
Number of shares outstanding (in shares)			21,391,312
Series AM
Disclosure of classes of share capital [line items]
Stated capital | $			$ 228	233
Dividend rate reset term			5 years
Number of shares issued (in shares)			9,951,978
Number of shares outstanding (in shares)			9,951,978
Series AO
Disclosure of classes of share capital [line items]
Stated capital | $			$ 0	0
Dividend rate reset term			5 years
Number of shares issued (in shares)			0
Number of shares outstanding (in shares)			0
Series AQ
Disclosure of classes of share capital [line items]
Stated capital | $			$ 201	$ 206
Dividend rate reset term			5 years
Number of shares issued (in shares)			8,102,214
Number of shares outstanding (in shares)			8,102,214
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			0	0
Series AE
Disclosure of classes of share capital [line items]
Stated capital | $			$ 146	$ 151
Share conversion ratio			1
Number of shares issued (in shares)			5,827,613
Number of shares outstanding (in shares)			5,827,613
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	9,540,786
Number of shares outstanding (in shares)	308,654,258
Issue of common shares | $	$ 314
Major ordinary share transactions | First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)		1,413,405
Stated capital | $		$ 35
Shares redeemed, value | $		25
Reduction of issued capital | $		$ 10
Major ordinary share transactions | Series AF
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)					8,050
Major ordinary share transactions | Series AE
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)					2,479,334
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float						10.00%	10.00%